IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,446	$ 4,552
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,717
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	573
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	559
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	514
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	83
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	646	607
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	118
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	514
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	14
1 - 3 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	240	263
1 - 3 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	212
1 - 3 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	28
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	311	292
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	267
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	41
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	281	321
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	275
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	225	279
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	207
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	12
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	684	737
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	643
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	31
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	10
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	882	850
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	740
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	95
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	47
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,177	$ 1,203
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	255
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	434
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 488